DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Revenues
Rental income	$ 0	$ 0	$ 1,437,819
Fair value adjustment - nonmonetary exchange	0	0	4,490,000
Total	0	0	5,927,819
Expenses
Real estate operating expenses	0	0	1,498,676
Lease termination expenses	0	327,779	4,731,414
Depreciation and amortization	0	0	97,459
Total	0	327,779	6,327,549
(Loss) from discontinued operations	0	(327,779)	(399,730)
Income tax (benefit)	0	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$ 0	$ (227,779)	$ (228,730)